Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
LEASES

NOTE 11 – LEASES

The Company’s VIE and VIE’s subsidiaries lease office space under non-cancelable operating lease agreements with expiration dates in 2022 or 2024. The lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Certain of the arrangements have free rent periods or escalating rent payment provisions. Leases with an initial term of twelve months or less are not recorded on the condensed consolidated balance sheets. The Company recognizes rental expense on a straight-line basis over the lease term.

As of June 30, 2022, the Company’s operating leases had a weighted average remaining lease term of 0.54 years and a weighted average discount rate of 4.75%.

The components of lease expense for the six months ended June 30, 2022 and 2021 were as follows:

	Statement of Income Location	For the six months ended June 30, 2022	For the six months ended June 30, 2021

Lease Costs
Operating lease expense	General and administrative expenses	$114,048	$134,634

Maturity of lease liabilities under the non-cancelable operating leases as of June 30, 2022 were as follows:

Operating
2022	$64,764
Total lease payments	64,764
Less: interest	626
Present value of lease liabilities	$64,138